Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Summary of Significant Accounting Policies

(2)	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a)	Principles of consolidation
The consolidated financial statements include the financial statements of the Company and its subsidiaries, in which ACG, directly or indirectly, has a controlling financial interest and its variable interest entity and its subsidiary, or the consolidated VIE for which the Company is the primary beneficiary. All significant intercompany balances and transactions have been eliminated upon consolidation.
Non-redeemable
non-controlling
interests are separately presented as a component of equity in the consolidated financial statements.

(b)	Basis of presentation
The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

(c)	Use of estimates
The preparation of financial statements in conformity with U.S. GAAP requires management of the Group to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Such estimates include the fair value determinations of identifiable assets acquired and liabilities assumed, the fair values of share-based payments and other equity investments, the collectability of loan receivable and other receivables, the realizability of deferred income tax assets, the estimate for useful lives and residual values of long-lived assets, the recoverability of long-lived assets, goodwill and long-term investments, determination of estimated stand-alone selling prices of performance obligations, variable consideration and measurement of progress towards completion in revenue recognition. Actual results could differ from those estimates. The current economic environment has increased the degree of uncertainty inherent in those estimates and assumptions.

(d)	Foreign currency
The accompanying consolidated financial statements have been expressed in RMB, the Company’s reporting currency.
The Company, ATA Testing Authority (Holdings) Limited (“ATA BVI”), ATA Creativity Global (Hong Kong) Limited (“ACG HK”) (formerly known as Xing Wei Institute (Hong Kong) Limited (“Xing Wei”) and ACG International Group Limited (“ACGIGL”)’s functional currency is USD. The functional currency of the Company’s PRC subsidiaries, VIE and VIE’s subsidiary is RMB.
Transactions denominated in currencies other than the functional currency are translated into the functional currency at the exchange rates prevailing at the dates of the transaction. Monetary assets and liabilities denominated in foreign currencies are translated into the functional currency using the applicable exchange rates at the balance sheet dates. The resulting foreign exchange gains and losses are included in the consolidated statements of comprehensive income (loss) in the line item “
Foreign currency exchange gains (losses), net
.”
Assets and liabilities of the Company, ATA BVI, ACG HK and ACGIGL are translated into RMB using the applicable exchange rate at each balance sheet date. Revenues and expenses are translated into RMB at average rates prevailing during the year. Equity accounts other than retained earnings (accumulated deficit) generated in the current period are translated into RMB using the appropriate historical rates. The resulting foreign currency translation adjustments are recognized as a separate component of accumulated other comprehensive income (loss) within equity. Since RMB is not a fully convertible currency, all foreign exchange transactions involving RMB must take place either through the People’s Bank of China (the “PBOC”) or other institutions authorized to buy and sell foreign exchange. The exchange rates adopted for the foreign exchange transactions are the rates of exchange quoted by the PBOC.
For the convenience of the readers, the 2022 RMB amounts included in the accompanying consolidated financial statements have been translated into USD at the rate of USD 1.00 = RMB
6.8972
, the noon buying rate in New York cable transfers of RMB per USD as set forth in the H.10 weekly statistical release of Federal Reserve Board, as of December 31, 2022. No representation is made that the RMB amounts could have been, or could be, converted into USD at that rate or at any other rate on December 31, 2022.

(e)	Commitments and contingencies
In the normal course of business, the Group is subject to contingencies, such as legal proceedings and claims that cover a wide range of matters. Liabilities for such contingencies are recorded when it is probable that a liability has been incurred and the amount of the assessment can be reasonably estimated. If a potential material loss contingency is not probable but is reasonably possible, or is probable but cannot be estimated, the nature of the contingent liability, together with an estimate of the range of possible loss if determinable and material, is disclosed.

(f)	Fair value measurements
The Group utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible. The Group determines fair value based on assumptions that market participants would use in pricing an asset or liability in an orderly transaction and principal or most advantageous market. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:

•	Level 1 Inputs: Unadjusted quoted prices in active markets for identical assets or liabilities accessible to the reporting entity at the measurement date.

•
Level 2 Inputs: Other than quoted prices included in Level 1 inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.

•
Level 3 Inputs: Unobservable inputs for the asset or liability used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at measurement date.

The level in the fair value hierarchy within which a fair value measurement in its entirety falls is based on the lowest level input that is significant to the fair value measurement in its entirety. In situations where there is little, if any, market activity for the asset or liability at the measurement date, the fair value measurement reflects management’s own judgments about the assumptions that market participants would use in pricing the asset or liability. Those judgments are developed by management based on the best information available in the circumstances.

(g)	Revenue recognition
The Group’s revenue is primarily generated from portfolio training services, research-based learning services, overseas study counselling services and other educational services through its training centers in China. Revenue is recognized net of Value Added Tax (“VAT”). VAT collected from customers, net of VAT paid for purchases, is recorded as a liability in the consolidated balance sheets until paid to the tax authorities.
The Group recognizes revenues upon the satisfaction of its performance obligation (upon transfer of control of promised goods or services to customers) in an amount that reflects the consideration to which the Group expects to be entitled to in exchange for those goods or services, excluding amounts collected on behalf of third parties (for example, value added taxes).
The transaction price includes variable consideration where the Company’s performance may result in full or partial return of the service fees based on the final outcome of the performance targets. The Company estimates the transaction price at contract inception based on expected value method, which the Company believes to be better predict with the amount of consideration to which it will be entitled in the contract. In making the estimate of variable consideration, the Company applies judgments which are inherently subjective. This includes the assessment of the final outcome of the performance targets and its historical experience and performance. The amount of estimated variable consideration included in the transaction price is limited only to the extent that it is probable that a significant reversal in the amount of cumulative revenue recognized will not occur when the uncertainty associated with the variable condition is subsequently resolved. Management reviews these estimates on a regular basis. Any changes in these factors which affect the estimated variable consideration and revenue recognized are applied prospectively.
For each performance obligation satisfied over time, the Group recognizes revenue over time by measuring the progress toward complete satisfaction of that performance obligation. If the Group does not satisfy a performance obligation over time, the performance obligation is satisfied at a point in time.
The Group’s contracts with customers also include promises to transfer multiple services. For these contracts, the Group accounts for individual performance obligations separately if they are capable of being distinct and distinct within the context of the contract. Determining whether products and services are distinct performance obligations may require significant judgment. Judgment is also required to determine the stand-alone selling price (“SSP”) for each distinct performance obligation. In instances where SSP is not directly observable, such as when the Group does not sell the product or service separately, the Group determines the SSP using information that may include market conditions and other observable inputs. For these contracts with variable consideration, the Group determines that variable consideration is allocated according to the method as described above, because variable consideration is attributable to all of the performance obligations in a contract.

i)	Portfolio training services
Portfolio training services primarily consist of
one-on-one
or small-group training at the training centers or online platform in which the teachers provide guidance to students to practice observational drawing or other forms of art work and finally compile the selected pieces to form a portfolio.
Individual students select to enroll either in time-based program in which they can take a pre-determined
number of hours of training or in a project-based program in which they are guided to complete a portfolio that usually consists of three to five art projects. Revenue is recognized over a period of time based on the number of training hours expended and total hours of training under the contract with the student since the individual student simultaneously receives and consumes the benefits of the portfolio training services as the Group performs. Under project-based programs, the number of hours of training required to complete a project is not pre-determined
and varies depending on the background and requirements of individual student. The Group reassesses the total hours of training pursuant to each contract of project-based program with individual student on a quarterly basis. Any adjustments arising from the changes of estimated training hours are applied prospectively.
ii)	Research-based learning services (formerly known as the educational travel services)
The Group provides educational travel services for individual students to bring them art-related
experience by providing integration of both travel and study activities in each educational service contract according to the background of individual students. While the educational travel services have been significantly impacted by the coronavirus disease
(“COVID-19”)
during the year 2020, the Group introduced new services under the “research-based learning services”, which mainly consist of domestic educational travel services, academic educational learning services, workshop experience services and transferrable credit courses. Revenue is recognized when control of the promised services is transferred to customers in an amount of consideration which the Group expects to be entitled to in exchange for those services.

iii)	Overseas study counselling services
The Group provides overseas study counselling services to students who intend to study abroad on the following aspects, including but not limited to, customized timetable for applicants, university and program selection, developing paperwork for applications, interview simulation and enrollment documents preparation.
The Group provides integration and customization of the promised services in each overseas study counselling service contract depending on the background and requirements of the students and aims to deliver a combined output for counselling service to cover both academic and practical aspects during the entire process of application. The promised services are highly interdependent and interrelated and are accounted as one performance obligation, as the promised services in a contract are not distinct within the context of the contract. Since the students simultaneously receive and consume the benefits of these services throughout the service period as the Group performs, the Group recognizes revenue over the counselling service period on the basis of costs incurred to-date
to the total estimated costs.

iv)	Other educational services
Other educational services mainly consist of language training services, junior art education services and in-school
classes The Group recognizes revenues from the other educational services proportionately when the services are delivered.

v)	K-12 education assessment and other services
The Group derives revenues by providing the assessment reports for the test takers to customers. Revenues from education assessment services are recognized when the Group delivers the reports to customers, which is when the control over the report has been transferred to customers. Fees received in advance are recorded as deferred revenue when the Group has an obligation to transfer goods or services to a customer for which the Group has received consideration.
The Group derives content development revenue by designing test model and providing the developed content to customers. Revenues from content development are recognized when the Group delivers the developed content to customers, which is when the control over the content has been transferred to customers.
Revenues under this category were mainly contributed by the legacy business from our prior subsidiary of Muhua Shangce Learning Data & Technology (Beijing) Limited (“Muhua Shangce”), whose equity interests was fully disposed on June 2, 2021 in order to focus on our core business of international education. See Note 15.

(h)	Contract cost
Sales commissions to sales personnel and third-party agents, and incentives
to existing students for referred customers are accounted for as incremental cost of obtaining sales contracts from customers and are initially recognized as an amortizable asset in other non-current
assets. Contract cost assets are amortized on the basis consistent with the pattern of the transfer of services to which the assets relate and are included in “sales and marketing expenses” in the consolidated statements of comprehensive income (loss). The amortization expenses of contract cost assets were RMB
7,820,269
, RMB
14,244,301
, and RMB
18,470,625
for the years ended December 31, 2020, 2021 and 2022, respectively.

(i)	Cost of revenues
Cost of revenues primarily consist of (1) teaching fees, payroll compensation for teaching support and administrative staff from the training centers, performance-linked bonuses paid to teachers, rental payments for training centers, as well as costs of course materials and teaching aids for portfolio training services, (2) payroll compensation, outsourcing service costs, lodging and transportation expenses, overseas expenses, and other related costs which are directly attributable to the provision of research-based learning services and overseas study counselling services, and (3) teaching fees, payroll compensation, content development costs, and other related costs, which are directly attributable to the rendering of other educational services
and
K-12
education assessment and other services.

(j)	Research and development costs
Research and development costs primarily consist of salaries and benefits for the Group’s research and development personnel, outsourcing services costs and other costs relating to the design, development, testing and enhancement of the technology systems in support for the rendering of the Group’s products and services. Research and development costs are expensed as incurred. Research and development cost incurred over software developed was primarily for internal use and treated as follows.
The Group expenses all costs that are incurred in connection with the planning and implementation phases of the development of software. Costs incurred in the development phase are capitalized and amortized over the estimated product life. No costs were capitalized for an
y of the periods presented.

(k)	Lease

The Group is a lessee in a number of non-cancellable operating leases, primarily for training center and office spaces.
The Group accounts for leases in accordance with ASC Topic 842,
Leases
(see Note 10) The Group determines if an arrangement is or contains a lease at contract inception. The Group recognizes a right-of-use
(ROU) asset and a lease liability at the lease commencement date.
For operating leases, the lease liability is initially and subsequently measured at the present value of the unpaid lease payments at the lease commencement date.
Key estimates and judgments include how the Group determines (1) the discount rate it uses to discount the unpaid lease payments to present value, (2) lease term and (3) lease payments.

•
ASC 842 requires a lessee to discount its unpaid lease payments using the interest rate implicit in the lease or, if that rate cannot be readily determined, its incremental borrowing rate. Generally, the Group cannot determine the interest rate implicit in the lease because it does not have access to the lessor’s estimated residual value or the amount of the lessor’s deferred initial direct costs. Therefore, the Group generally uses its incremental borrowing rate as the discount rate for the lease. The Group’s incremental borrowing rate for a lease is the rate of interest it would have to pay on a collateralized basis to borrow an amount equal to the lease payments under similar terms. Because the Group does not generally borrow on a collateralized basis, it uses the interest rate it pays on its non-collateralized
borrowings as an input to deriving an appropriate incremental borrowing rate, adjusted for the amount of the lease payments, the lease term and the effect on that rate of designating specific collateral with a value equal to the unpaid lease payments for that lease.

•	Lease payments included in the measurement of the lease liability are comprised of fixed payments, including in-substance fixed payments, owed over the lease term, which includes termination.
The ROU asset is initially measured at cost, which comprises the initial amount of the lease liability adjusted for lease payments made at or before the lease commencement date, plus any initial direct costs incurred less any lease incentives received. The leases entered into within the Group do not incur initial direct costs or lease incentives. For operating leases, the ROU asset is subsequently measured throughout the lease term at the carrying amount of the lease liability, plus unamortized initial direct costs, plus (minus) any prepaid (accrued) lease payments, less the unamortized balance of lease incentives received. Lease cost is recognized on a straight-line basis over the lease term.
Variable lease payments associated with the Group’s leases are recognized when the event, activity, or circumstance in the lease agreement on which those payments are assessed occurs. Variable lease payments are presented as operating expense in the Group’s consolidated statements of comprehensive income (loss) in the same line item as expense arising from fixed lease payments for operating leases.

ROU assets for operating lease are periodically reduced by impairment losses. The Group uses the long-lived assets impairment guidance in ASC Subtopic
360-10,
Property, Plant, and Equipment – Overall
, to determine whether a ROU asset is impaired, and if so, the amount of the impairment loss to recognize.
The Group monitors for events or changes in circumstances that require reassessment of its leases. When a reassessment results in the re-measurement
of a lease liability, a corresponding adjustment is made to the carrying amount of the corresponding ROU asset unless doing so would reduce the carrying amount of the ROU asset to an amount less than zero. In that case, the amount of the adjustment that would result in a negative ROU asset balance is recorded in profit or loss.
Operating lease ROU assets are presented as operating lease right of use assets on the consolidated balance sheet. The current portion of operating lease liabilities is included in lease liabilities-current and the long-term portion is presented separately as lease liabilities-non-current
on the consolidated balance sheets.
The Group has elected not to recognize ROU assets and lease liabilities for short-term leases of training centers and offices that have a lease term of 12 months or less. The Group recognizes the lease payments associated with its short-term training centers and offices leases as an expense on a straight-line basis over the lease term.
As of December 31, 2021 and 2022, the Company did not have any finance leases.

(l)	Income taxes
Income taxes are accounted for under the asset and liability method. Under this method, deferred income tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and tax loss carry forwards. Deferred income tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred income tax assets and liabilities of a change in tax rates or tax status is recognized in income in the period that includes the enactment date or the date of change in tax status. A valuation allowance is provided to reduce the amount of deferred income tax assets if it is considered more likely than not that some portion or all of the deferred income tax assets will not be realized.
A deferred tax liability is not recognized for the excess of the Company’s financial statement carrying amount over the tax basis of its investment in a foreign subsidiary, if there exists specific plans for reinvestment of undistributed earnings of a subsidiary which demonstrates that remittance of the earnings will be postponed indefinitely.
The Group recognizes in the consolidated financial statements the impact of a tax position, if that position is more likely than not of being sustained upon examination, based on the technical merits of the position. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. The Group’s accounting policy is to accrue interest and penalties related to unrecognized tax benefits, if and when required, as interest expense and a component of general and administrative expenses, respectively in the consolidated statements of comprehensive income (loss).

(m)	Share-based payment
The Group measures the cost of employee share options and
non-vested
shares based on the grant date fair value of the award and recognizes that cost over the period during which an employee is required to provide services in exchange for the award, which generally is the vesting period. For the graded vesting share options and non-vested
shares, the Company recognizes the compensation cost over the requisite service period for each separately vesting portion of the award as if the award is, in substance, multiple awards. When no future services are required to be performed by the employee in exchange for an award of equity instruments, and if such award does not contain a performance or market condition, the cost of the award is expensed on the grant date. Awards granted to employees with performance conditions are measured at fair value on the grant date and are recognized as compensation expenses in the period and thereafter when the performance goal becomes probable to achieve. We elect to recognize the effect of forfeitures as compensation cost when they occur. To the extent the required vesting conditions are not met which leads to the forfeiture of the share-based awards, previously recognized compensation expenses relating to such awards will be reversed.
When there is a modification of the terms and conditions of an award of equity instruments, the Group calculates the incremental compensation cost of a modification as the excess of the fair value of the modified award over the fair value of the original award immediately before its terms are modified, measured based on the share price and other pertinent factors at the modification date. For vested options, the Group recognizes incremental compensation cost in the period the modification occurred. For unvested options, the Group recognizes, over the remaining requisite service period, the sum of the incremental compensation cost and the remaining unrecognized compensation cost for the original award on the modification date. Cancellations in the vesting period are treated as an acceleration of vesting, and recognized immediately for the amount that would otherwise be recognized for services over the vesting period.

When there is a change in the grantee status from an employee to a non-employee,
if grantee retains the awards on a change in status and continues to provide substantive services to the Group, the change in status results in a new measurement date for the unvested awards with compensation costs measured as if the awards were newly issued to the grantee on the date of the change in status. If grantee retains the awards on a change in status and is not required to provide substantive services to the grantor subsequent to that change in status, the change in status is, in substance, an acceleration of the vesting of the arrangement.

(n)	Cash and cash equivalents
Cash and cash equivalents consist of cash on hand, cash in banks and highly liquid investments with original maturity less than three months and readily convertible to known amount of cash.

(o)	Accounts receivable and loan receivable
Accounts receivable are recognized at invoiced amounts, less an allowance for uncollectible accounts, if any.
In connection with the adoption of
ASC 326 Financial Instruments-Credit Losses
(the “ASC 326”) on January 1, 2020, the new accounting standard replaced the incurred loss impairment methodology for recognizing credit losses with a new methodology that requires recognition of lifetime expected credit losses when a financial asset is originated or purchased, even if the risk of loss is remote, which results in losses being recognized earlier. The new methodology (referred to as the current expected credit losses model, or “CECL”) applies to most financial assets measured at amortized cost, including accounts receivables and loan receivable, and requires consideration of a broader range of reasonable and supportable information to estimate expected credit losses.

(p)	Long-term investments
Equity method investments
The Group applies the equity method to account for an equity interest in an investee over which the Group has significant influence but does not own a majority equity interest or otherwise control.
Under the equity method of accounting, the Group’s share of the investee’s results of operations is reported as investment income (loss) in the consolidated statements of comprehensive income (loss).
The Group recognizes an impairment loss when there is a decline in value below the carrying value of the equity method investment that is considered to be other than temporary. The process of assessing and determining whether impairment on an investment is other than temporary requires a significant amount of judgment. To determine whether an impairment is other than temporary, management considers whether it has the ability and intent to hold the investment until recovery and whether evidence indicating the carrying value of the investment is recoverable outweighs evidence to the contrary. Evidence considered in this assessment includes the reasons for the impairment, the severity and duration of the decline in value, any change in value subsequent to the period end, and forecasted performance of the investee.
Other equity investments
In connection with the adoption of ASC321
Investment—Equity Securities
as of January 1, 2018, the Group have elected to apply the measurement alternative to measure the equity investments that do not have readily determinable fair values at cost, adjusted for changes resulting from impairments and observable price changes in orderly transactions for identical or similar securities of the same issuer. The Group considers information in periodic financial statements and other documentation provided by the investees to determine whether observable price changes have occurred.
The Group makes a qualitative assessment considering impairment indicators to evaluate whether the equity investments without a readily determinable fair value is impaired at each reporting period, and write down to its fair value if a qualitative assessment indicates that the investment is impaired and the fair value of the investment is less than its carrying value. If an equity security without a readily determinable fair value is impaired, the Group includes an impairment loss in net income equal to the difference between the fair value of the investment and its carrying amount.

(q)	Property and equipment, net
Property and equipment is stated at historical cost.

Depreciation is recognized over the following useful lives in straight-line method, taking into consideration the assets’ estimated salvage value:

Building	30 years
Computer equipment	3 to 5 years
Furniture, fixtures and office equipment	3 to 5 years
Software	3 to 10 years
Motor vehicles	5 years
Leasehold improvements	The shorter of lease terms and estimated useful lives
Ordinary maintenance and repairs are charged to expenses as incurred, while replacements and betterments are capitalized. When items are retired or otherwise disposed of, income is charged or credited for the difference between net book value of the item disposed and proceeds realized thereon.

(r)	Intangible assets
Intangible assets mainly consist of externally acquired intangible assets resulting from the acquisitions of entities and accounted for using the acquisition method of accounting, which are estimated by management based on the fair value of assets acquired at the acquisition date. Intangible assets are amortized on a straight-line basis over their respective estimated useful lives, which range from
1 to 10 years.
The Group has no intangible assets with indefinite useful lives.

(s)	Impairment of long-lived assets, excluding goodwill
Long-lived assets, including property and equipment, intangible assets, other non-current
assets subject to amortization and
right-of-use
assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If circumstances require a long-lived asset or asset group be tested for possible impairment, the Group first compares undiscounted cash flows expected to be generated by that asset or asset group to its carrying value. If the carrying value of the long-lived asset or asset group is not recoverable on an undiscounted cash flow basis, an impairment is recognized to the extent that the carrying value exceeds its fair value. Fair value is determined through various valuation techniques including discounted cash flow models, quoted market values and third-party independent appraisals, as considered necessary.

(t)	Goodwill
In connection with the adoption of
ASU
2017-04,
Intangibles-Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment
as of January 1, 2020, the goodwill impairment test was simplified by comparing the fair value of a reporting unit with its carrying amount and an impairment charge is measured as the amount by which the carrying amount exceeds the reporting unit’s fair value. Goodwill is not amortized, but tested annually for impairment on a qualitative or quantitative basis for the reporting unit as of December 31, or more frequently when events or circumstances indicate an impairment may exist at the reporting unit level. When performing the annual impairment test, the Company has the option of first performing a qualitative assessment to determine the existence of events and circumstances that would lead to a determination that it is more likely than not that the fair value of a reporting unit is less than its carrying amount. In the qualitative assessment, the Company considers primary factors such as industry and market considerations, the overall financial performance of the reporting unit, and other specific information related to the operations. If such a conclusion is reached, the Company would then be required to perform a quantitative impairment assessment of goodwill. However, if the assessment leads to a determination that it is more likely than not that the fair value of a reporting unit is greater than its carrying amount, then no further assessments are required. A quantitative assessment for the determination of impairment is made by comparing the carrying amount of the reporting unit with its fair value, which is generally calculated using the discounted cash flow method.

(u)	Employee benefit plans
As stipulated by the regulations of the PRC, the Company’s PRC subsidiaries are required to contribute to various defined contribution plans, organized by municipal and provincial governments on behalf of their employees. The contributions to these plans are based on certain percentages of the employee’s standard salary base as determined by the local Social Security Bureau. The Group has no other obligation for the payment of employee benefits associated with these plans beyond the annual contributions described above.

Employee benefit expenses recognized under these plans for the years ended December 31, 2020, 2021 and 2022 are allocated to the following expense items.

	Year Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Cost of revenues	3,022,423	5,989,994	6,780,226
Research and development	962,709	1,294,439	316,293
Sales and marketing	1,881,648	3,775,110	4,199,996
General and administrative	2,576,853	3,810,984	3,742,289

Total expense due to employee benefit plans	8,443,633	14,870,527	15,038,804

(v)	Earnings (losses) per share
Basic earnings (losses) per share is computed by dividing net income (losses), considering the accretions to redemption value of the redeemable non-controlling
interests, by the weighted average number of common shares outstanding during the year using the two-class
method. Under the
two-class
method, any net income (losses) is allocated between common shares and other participating securities based on their participating rights in undistributed earnings (losses). Net losses are not allocated to participating securities when the participating securities does not have contractual obligation to share losses. The Company’s certain non-vested
shares relating to the share-based awards under the share incentive plan were considered participating securities since the holders of these securities have non-forfeitable
rights to dividends or dividend equivalents (whether paid or unpaid). The non-vested
shares do not have a contractual obligation to fund or otherwise absorb the Group’s losses. Accordingly, any net income is allocated on a pro rata basis to the common shares and the non-vested
shares that were considered participating securities, whereas net loss is allocated to common shares only.
Diluted earnings (losses) per share is calculated by dividing net income (losses) adjusted for the effect of dilutive common equivalent shares, if any, by the weighted average number of common and dilutive common equivalent shares outstanding during the year. Common equivalent shares consist of common shares issuable upon vesting of the non-vested
shares or exercise of outstanding share options (using the treasury stock method). Common equivalent shares are not included in the denominator of the diluted earnings (losses) per share computation when inclusion of such shares would be anti-dilutive.
The Group uses net loss as the control number in determining whether the potential common shares are dilutive or anti-dilutive.

(w)	Segment reporting
The Group’s chief operating decision maker has been identified as the Chief Executive Officer who reviews financial information of operating segments based on US GAAP amounts when making decisions about allocating resources and assessing performance of the Group. The Group uses the management approach in determining operating segments. The management approach considers the internal reporting used by the chief operating decision maker for making operating decisions about the allocation of resources and the assessment of performance in determining the Group’s operating segments. The Group classified the operating segments for the years ended December 31, 2020, 2021 and 2022 into (i) Overseas art study services (ii) Other educational services and
(iii) K-12
education assessment and other services. Substantially all of the Group’s operations, customers and long-lived assets are located in the PRC. Consequently, no geographic information is presented.

(x)	Business combination
Business combinations are
recorded
using the acquisition method of accounting in accordance with ASC topic 805 (“ASC 805”):
Business Combinations
. The acquisition method of accounting requires an acquirer to determine the identifiable acquired assets, the liabilities assumed and any non-controlling
interest in the acquiree at the acquisition date, measured at their fair values as of that date. The consideration transferred for an acquisition is measured as the aggregate of the fair values at the date of exchange of the assets given, liabilities assumed, equity instruments issued as well as the contingent considerations as of the acquisition date. The costs directly attributable to the acquisition are expensed as incurred. Identifiable assets, liabilities and contingent liabilities acquired or assumed are measured separately at their fair value as of the acquisition date, irrespective of the extent of any non-controlling
interests. The excess of (i) the total cost of the acquisition, fair value of the non-controlling
interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree, is recorded as goodwill. If the cost of the acquisition is less than the fair value of the net assets of the subsidiary acquired, the difference is recognized directly in earnings.

(y)	Recently adopted accounting standards
In December 2019, the FASB issued ASU
2019-12,
Income Tax (Topic 740): Simplifying the Accounting for Income Taxes (“ASU
2019-12”)
. ASU
2019-12
removes certain exceptions for recognizing deferred taxes for investments, performing intra-period allocation and calculating income taxes in interim periods. The ASU also adds guidance to reduce complexity in certain areas, including recognizing deferred taxes for goodwill and allocating taxes to members of a consolidated group. The Company adopted the disclosure requirements of ASU
2019-12
on the Company’s consolidated financial statements on
January 1, 2021
. There was no material impact on the Company’s consolidated financial statements.

(z)	Recently issued accounting standards
In August 2021, the FASB issued ASU
2021-08,
Accounting for contract assets and contract liabilities from contracts with customers (Topic 805).
AUS
2021-12
addresses diversity and inconsistency related to the recognition and measurement of contract assets and contract liabilities acquired in a business combination. The ASU requires that an acquirer recognize and measure contract assets and contract liabilities acquired in a business combination in accordance with Topic 606, Revenue from Contracts with Customers, rather than fair value. The amendments are effective for annual and interim reporting periods beginning after December 15, 2022. The Company is currently evaluating the impact of this ASU on the Company’s consolidated financial statements.